Retirement benefit obligations - Analysis of fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement benefit obligations
Equity instruments	£ 3	£ 2
Debt instruments- unquoted	14	15
Property	1	1
Other	16	17
Total plan assets	34	35
Cumulative actuarial gain recognised	34	34
Remeasurement gain (loss) recognised	£ 0	£ 0